BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES - Subsidiaries (Details)			9 Months Ended
	May 19, 2025	May 18, 2025	Sep. 30, 2025
Parklet
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of interest transferred	49.00%
TMA
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			99.99963%
Micro Sistemas
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
Manda
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
RISSAU
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
InterRadios
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
PEM
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
Cable Imagen
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
Personal smarthome
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
NYS2
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
TSMA
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
Ubiquo
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			95.00%
Nucleo
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			67.50%
Personal Envios
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			67.50%
CrediPay
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			67.50%
Television Dirigida
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
Adesol
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
Opalker S.A.
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
Parklet
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation	51.00%	100.00%	51.00%
MFH
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
Naperville Investments LLC
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
Saturn
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
Telecom USA
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
Bersabel S.A | Adesol
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
Audomar S.A | Adesol
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
Dolfycor S.A | Adesol
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
Reiford S.A | Adesol
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
Tracel S.A | Adesol
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
Space Energy Tech S.A | Adesol
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%
Vision Satelital S.A | Adesol
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes of entities included in consolidation			100.00%